Preparation of the consolidated financial statements and significant accounting policies (Details 1) (Detail)	12 Months Ended
Dec. 31, 2018
Data processing equipment
Property and equipment
Years	2.5 to 5
Furniture and fittings
Property and equipment
Years	10
Facilities
Property and equipment
Years	10
Building improvements [member]
Property and equipment
Years	10
Machinery and equipment
Property and equipment
Years	5 to 10
Vehicles
Property and equipment
Years	5